Basis of Presentation, Liquidity and Summary of Significant Accounting Policies (Detail Textuals)	0 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended							12 Months Ended		0 Months Ended		9 Months Ended					0 Months Ended		9 Months Ended				0 Months Ended	9 Months Ended	0 Months Ended		1 Months Ended
	Aug. 21, 2013 USD ($)	Aug. 16, 2013 USD ($)	Aug. 15, 2013 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2013 USD ($) Subsidiary	Sep. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 31, 2013 USD ($)	Apr. 26, 2013	Sep. 30, 2013 Private Placement [Member]	Dec. 31, 2012 Other assets USD ($)	Dec. 31, 2011 Other assets USD ($)	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Aug. 28, 2013 Forbearance Agreement Silicon Valley Bank [Member] Line of Credit [Member]	Aug. 16, 2013 Forbearance Agreement Silicon Valley Bank [Member] Line of Credit [Member] USD ($)	Sep. 30, 2013 Series E Purchase Agreement [Member]	Sep. 30, 2013 Series E Purchase Agreement [Member] Minimum USD ($)	Sep. 30, 2013 Series E Purchase Agreement [Member] Maximum USD ($)	Sep. 30, 2013 RBC Credit Agreement Silicon Valley Bank [Member] Line of Credit [Member] USD ($)	Dec. 31, 2012 RBC Credit Agreement Silicon Valley Bank [Member] Line of Credit [Member] USD ($)	Aug. 22, 2013 BDC Credit Agreement [Member] BDC Inc [Member] Line of Credit [Member]	Aug. 16, 2013 BDC Credit Agreement [Member] BDC Inc [Member] Line of Credit [Member]	Sep. 30, 2013 Warrant [Member] USD ($)	Aug. 31, 2013 Warrant [Member] USD ($)	Aug. 16, 2013 Warrant [Member] USD ($)	Dec. 31, 2012 Warrant [Member]	Aug. 16, 2013 Warrant [Member] Private Placement [Member] USD ($)	Sep. 30, 2013 Warrant [Member] Private Placement [Member] USD ($)	Aug. 16, 2013 Subsequent Event [Member] Warrant [Member] USD ($)	Aug. 16, 2013 Subsequent Event [Member] Warrant [Member]	Nov. 30, 2013 Subsequent Event [Member] Series E Convertible Preferred Stock [Member] USD ($)
Basis Of Presentation Liquidity And Summary Of Significant Accounting Policies [Line Items]
Number of wholly- owned subsidiaries						2
Balance on the line of credit with Silicon Valley Bank				$ 4,100,000		$ 4,100,000				$ 3,700,000												$ 180,000	$ 168,000
Decrease in revenue compare to pervious Q3 2012						1,000,000
Increase in revenue compare to Q2 2013						2,900,000
Increase in professional fees compare to Q4 2012						1,300,000
Net loss				(167,000)	(1,014,000)	(3,385,000)	(2,535,000)	(3,866,000)	(5,168,000)
Working capital deficit						(11,500,000)
Gross proceeds	200,000	1,756,400,000	1,556,400																													1,756,400		3,835,000
Common stocks, including management and existing shareholders			100,000
Common stock, shares issued			2,927,333	12,297,979		12,297,979		9,300,439	8,182,791		70,207	767,000																1,463,667		292,733		1,463,667		383,500
Purchase price per Share			$ 0.60																									$ 1				$ 0.60		$ 10
Common stock conversion price																																		$ 0.50
Exercise price of warrants																			0.55							1.28			1.91	0.60			1
Term of warrant																			5 years
Purchase of common stock by warrants issued																			767,000
Gross proceeds from Series E Preferred Shares								7,042,000												300,000	700,000													3,800,000
Net proceeds from private placement offering after deductions						1,502,000																								1,500,000	3,400,000
Placement agent fees percentage																														10.00%	8.00%
Increase in availability under line of credit						13,000,000
Percentage of additional capital raises in tangible net worth																	50.00%	50.00%
Minimum tangible net worth																		(9,700,000)
Minimum tangible net worth's pro forma effect in capital raise																		300,000
Line of credit, covenant terms																	Company was not in compliance with the Tangible Net Worth financial covenant as defined in the amended SVB Loan Agreement. SVB agreed to temporarily forbear exercising their rights and remedies under the facility until August 28, 2013 and agreed to waive the existing covenant violations if a gross capital raise of $1.5 million was completed by such date.	The Company was in compliance with the Tangible Net Worth financial covenant and had available a $0.3 million cushion over the requirement.						Pursuant to the amended loan agreement, we are required to maintain, for the duration of the investment, a term debt to equity ratio not exceeding 1.1:1 (measured annually); and an adjusted current ratio of 0.40:1 (measured annually) and revised yearly 120 days after each year end.	Pursuant to the amended credit agreement and commencing with the fiscal year ending December 31, 2013, the Company is required to maintain a fixed coverage ratio, calculated on a consolidated basis of not less than 1.15:1 with a step-up to 1.25:1 as of March 31, 2014, tested on a rolling four quarter basis thereafter and a ratio of funded debt to EBITDA, calculated on an annual consolidated basis of not greater than 3.0:1, tested on a rolling four quarter basis thereafter.
Accounts receivable, valuation allowance								246,000	246,000
Inventory, valuation allowance								83,000	155,000
Amortization period for deferred costs															1 year	5 years
Depreciation method used for property and equipment								straight-line method
Amortization period for finite-lived intangible assets															2 years	9 years
Deferred financing costs net of amortization													107,000	90,000
Rise in issuance costs																										$ 200,000								$ 400,000
Line of credit Increase decrease in additional capital						The Company is in currently discussions with SVB regarding the Tangible Net Worth covenant and a reduction of the 50% of additional capital raised to 25% of capital raised in November 2013